Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Schedule Of Income Taxes [Line Items]
Net operating loss carryforward			$ 0
Capital loss carryforwards			0
Federal statutory tax rate		35.00%
Income taxes paid			$ 24,000,000
Predecessor
Schedule Of Income Taxes [Line Items]
Federal statutory tax rate	35.00%			35.00%
Income taxes paid	$ 0			$ 4,200,000